Important Notice Regarding Change in Investment Policy

CANTOR SELECT PORTFOLIOS TRUST

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND

(FKA CANTOR FBP EQUITY & DIVIDEND PLUS FUND)

(Class A Shares: FBPGX)

(Institutional Class Shares: FBPEX)

Supplement dated February 1, 2024

to the Prospectus and Statement of Additional Information

dated February 1, 2024

Beginning on April 1, 2024, the investment objective of the Cantor Fitzgerald Equity Dividend Plus Fund’s (the “Fund”) will change to the investment objective stated in the Prospectus and Statement of Additional Information dated February 1, 2024.

Until April 1, 2024, the investment objective of the Fund is as follows:

The Cantor Fitzgerald Equity Dividend Plus Fund (the “Fund”) seeks to provide above-average and growing income while also achieving long-term growth of capital.

You may obtain copies of the Fund’s Prospectus and SAI free of charge online at https://equitydividendplusfund.cantorassetmanagement.com, or upon request by calling toll-free 1-833-764-2266.

This Supplement will expire April 1, 2024.

Please retain this Supplement for future reference.